The Saratoga Advantage Trust

Supplement dated April 20, 2009 to the Class A Shares Prospectus Dated

December 31, 2008 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “THE PORTFOLIOS – U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGIES”, beginning on page 1 of the Prospectus.

The information contained in this section with respect to the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds is hereby deleted in its entirety and replaced with the following information:

An extension has been filed by the Portfolio for continued participation in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Guarantee Program”) until September 18, 2009.

Under the Guarantee Program, the Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008.  (Additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered by the Guarantee Program.)

The Portfolio will bear the expense of participating in the Guarantee Program, which remains in effect until September 18, 2009.

Further information about the Guarantee Program can be obtained at www.ustreas.gov.

*****

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO”, “THE ADVISER” located on page 8 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Municipal Bond Portfolio is advised by Fox Asset Management LLC (“Fox”). The Portfolio is managed by a management team consisting of portfolio managers and analysts and is led by Douglas Edler, CFA, who leads the fixed-income effort at Fox.   The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Mr. Edler and Mr. William Dodge, CFA.  Mr. Edler is a Managing Director of Fox; he joined Fox in 1999 from J.P. Morgan & Co. Inc., where he co-managed that firm's proprietary fixed income investment portfolio. Mr. Dodge is CEO/CIO and President of Fox.  Prior to joining Fox, Mr. Dodge founded and operated Nine Gates Capital from 2003 to 2005.

Reference is made to the section entitled “ADVISERS” beginning on page 66 of the Prospectus.  The paragraph under this section with respect to Fox Asset Management LLC is amended to reflect that Fox also serves as Adviser to the Municipal Bond Portfolio.  The reference to the Municipal Bond Portfolio contained in the paragraph pertaining to Oppenheimer Capital LLC is deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 20, 2009 to the Class B Shares Prospectus Dated

December 31, 2008 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “THE PORTFOLIOS – U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGIES”, beginning on page 1 of the Prospectus.

The information contained in this section with respect to the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds is hereby deleted in its entirety and replaced with the following information:

An extension has been filed by the Portfolio for continued participation in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Guarantee Program”) until September 18, 2009.

Under the Guarantee Program, the Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008.  (Additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered by the Guarantee Program.)

The Portfolio will bear the expense of participating in the Guarantee Program, which remains in effect until September 18, 2009.

Further information about the Guarantee Program can be obtained at www.ustreas.gov.

*****

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO”, “THE ADVISER” located on page 9 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Municipal Bond Portfolio is advised by Fox Asset Management LLC (“Fox”). The Portfolio is managed by a management team consisting of portfolio managers and analysts and is led by Douglas Edler, CFA, who leads the fixed-income effort at Fox.   The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Mr. Edler and Mr. William Dodge, CFA.  Mr. Edler is a Managing Director of Fox; he joined Fox in 1999 from J.P. Morgan & Co. Inc., where he co-managed that firm's proprietary fixed income investment portfolio. Mr. Dodge is CEO/CIO and President of Fox.  Prior to joining Fox, Mr. Dodge founded and operated Nine Gates Capital from 2003 to 2005.

Reference is made to the section entitled “ADVISERS” beginning on page 68 of the Prospectus.  The paragraph under this section with respect to Fox Asset Management LLC is amended to reflect that Fox also serves as Adviser to the Municipal Bond Portfolio.  The reference to the Municipal Bond Portfolio contained in the paragraph pertaining to Oppenheimer Capital LLC is deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 20, 2009 to the Class C Shares Prospectus Dated

December 31, 2008 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “THE PORTFOLIOS – U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGIES”, beginning on page 1 of the Prospectus.

The information contained in this section with respect to the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds is hereby deleted in its entirety and replaced with the following information:

An extension has been filed by the Portfolio for continued participation in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Guarantee Program”) until September 18, 2009.

Under the Guarantee Program, the Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008.  (Additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered by the Guarantee Program.)

The Portfolio will bear the expense of participating in the Guarantee Program, which remains in effect until September 18, 2009.

Further information about the Guarantee Program can be obtained at www.ustreas.gov.

*****

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO”, “THE ADVISER” located on page 9 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Municipal Bond Portfolio is advised by Fox Asset Management LLC (“Fox”). The Portfolio is managed by a management team consisting of portfolio managers and analysts and is led by Douglas Edler, CFA, who leads the fixed-income effort at Fox.   The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Mr. Edler and Mr. William Dodge, CFA.  Mr. Edler is a Managing Director of Fox; he joined Fox in 1999 from J.P. Morgan & Co. Inc., where he co-managed that firm's proprietary fixed income investment portfolio. Mr. Dodge is CEO/CIO and President of Fox.  Prior to joining Fox, Mr. Dodge founded and operated Nine Gates Capital from 2003 to 2005.

Reference is made to the section entitled “ADVISERS” beginning on page 69 of the Prospectus.  The paragraph under this section with respect to Fox Asset Management LLC is amended to reflect that Fox also serves as Adviser to the Municipal Bond Portfolio.  The reference to the Municipal Bond Portfolio contained in the paragraph pertaining to Oppenheimer Capital LLC is deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 20, 2009 to the Class I Shares Prospectus Dated

December 31, 2008 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “THE PORTFOLIOS – U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGIES”, beginning on page 1 of the Prospectus.

The information contained in this section with respect to the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds is hereby deleted in its entirety and replaced with the following information:

An extension has been filed by the Portfolio for continued participation in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Guarantee Program”) until September 18, 2009.

Under the Guarantee Program, the Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008.  (Additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered by the Guarantee Program.)

The Portfolio will bear the expense of participating in the Guarantee Program, which remains in effect until September 18, 2009.

Further information about the Guarantee Program can be obtained at www.ustreas.gov.

*****

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO”, “THE ADVISER” located on page 8 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Municipal Bond Portfolio is advised by Fox Asset Management LLC (“Fox”). The Portfolio is managed by a management team consisting of portfolio managers and analysts and is led by Douglas Edler, CFA, who leads the fixed-income effort at Fox.   The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Mr. Edler and Mr. William Dodge, CFA.  Mr. Edler is a Managing Director of Fox; he joined Fox in 1999 from J.P. Morgan & Co. Inc., where he co-managed that firm's proprietary fixed income investment portfolio. Mr. Dodge is CEO/CIO and President of Fox.  Prior to joining Fox, Mr. Dodge founded and operated Nine Gates Capital from 2003 to 2005.

Reference is made to the section entitled “ADVISERS” beginning on page 66 of the Prospectus.  The paragraph under this section with respect to Fox Asset Management LLC is amended to reflect that Fox also serves as Adviser to the Municipal Bond Portfolio.  The reference to the Municipal Bond Portfolio contained in the paragraph pertaining to Oppenheimer Capital LLC is deleted.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

Supplement dated April 20, 2009 to the Class I Shares Prospectus Dated

December 31, 2008 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “THE PORTFOLIOS – U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, “PRINCIPAL INVESTMENT STRATEGIES”, beginning on page 1 of the Prospectus.

The information contained in this section with respect to the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds is hereby deleted in its entirety and replaced with the following information:

An extension has been filed by the Portfolio for continued participation in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Guarantee Program”) until September 18, 2009.

Under the Guarantee Program, the Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008.  (Additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered by the Guarantee Program.)

The Portfolio will bear the expense of participating in the Guarantee Program, which remains in effect until September 18, 2009.

Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 20, 2009

to the

Statement of Additional Information

Dated December 31, 2008 of the Saratoga Advantage Trust

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 42 of the Statement of Additional Information (“SAI”). The information pertaining to Gerald E. Thunelius, Martin Fetherston and Michael T. Allen of Oppenheimer Capital LLC is deleted in its entirety.

The information pertaining to Douglas P. Edler and William Dodge, Jr. of Fox Asset Management, LLC is deleted in its entirety and replaced with the following information, which is provided as of March 31, 2009:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Douglas P. Edler, CFA Fox Asset Management LLC	Investment Quality Bond Portfolio, Municipal Bond Portfolio	0	$0	0	$0	74	$615.5	$615.5
William Dodge, Jr. Fox Asset Management LLC	Investment Quality Bond Portfolio, Municipal Bond Portfolio	1	$2.6	0	$0	68	$219.5	$222.1

* * * * *

Reference is made to the section entitled “Ownership of Securities” located on page 50 of the SAI.  The information pertaining to Messrs. Thunelius, Fetherston and Allen is deleted in its entirety. The information pertaining to Messrs. Edler and Dodge is deleted in its entirety and replaced with the following information, which is provided as of March 31, 2009:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Douglas P. Edler, CFA	Investment Quality Bond Portfolio, Municipal Bond Portfolio	None
William E. Dodge, Jr., CFA	Investment Quality Bond Portfolio, Municipal Bond Portfolio	None

Please retain this supplement for future reference.